Debt - Additional Information (Detail)	3 Months Ended	6 Months Ended		12 Months Ended				6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended			12 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended		6 Months Ended	12 Months Ended			12 Months Ended			6 Months Ended		6 Months Ended				1 Months Ended		1 Months Ended	6 Months Ended		12 Months Ended				6 Months Ended	12 Months Ended					12 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Feb. 14, 2011 USD ($)	Jun. 30, 2013 Significant Other Observable Inputs (Level 2) [Member] USD ($)	Jun. 30, 2013 Senior Secured Term Loan [Member] USD ($)	Jun. 30, 2013 UBS Revolver [Member] USD ($)	Dec. 31, 2012 UBS Revolver [Member] USD ($)	Jun. 30, 2013 ABSA Revolver [Member] USD ($)	Jun. 30, 2013 ABSA Revolver [Member] ZAR	Dec. 31, 2012 ABSA Revolver [Member] USD ($)	Dec. 31, 2012 ABSA Revolver [Member] ZAR	Jun. 30, 2012 ABSA Revolver [Member] USD ($)	Dec. 31, 2012 Wells Revolver USD ($)	Dec. 31, 2011 Wells Revolver USD ($)	Jun. 30, 2012 Co-generation Unit Financing Arrangement [Member] USD ($)	Jun. 30, 2013 Co-generation Unit Financing Arrangement [Member] USD ($)	Jun. 30, 2012 Co-generation Unit Financing Arrangement [Member] USD ($)	Dec. 31, 2012 Co-generation Unit Financing Arrangement [Member] USD ($)	Jun. 30, 2013 Term Facility [Member] USD ($)	Dec. 31, 2012 Term Facility [Member] USD ($)	Dec. 31, 2012 Term Facility [Member] Significant Other Observable Inputs (Level 2) [Member] USD ($)	Feb. 08, 2012 Term Facility [Member] Senior Secured Term Loan [Member] USD ($)	Jun. 30, 2012 Term Facility [Member] Senior Secured Delayed Draw [Member] USD ($)	Feb. 08, 2012 Term Facility [Member] Senior Secured Delayed Draw [Member] USD ($)	Jun. 30, 2013 Term Facility [Member] Senior Secured Delayed Draw [Member] USD ($)	Dec. 31, 2012 Term Facility [Member] Senior Secured Delayed Draw [Member] USD ($)	Dec. 31, 2011 Term Facility [Member] Senior Secured Delayed Draw [Member] USD ($)	Dec. 31, 2012 Senior Secured Notes USD ($)	Dec. 31, 2012 Secured Bonds USD ($)	Dec. 31, 2012 Exit Financing Facility USD ($)	Feb. 08, 2012 Exit Financing Facility	Jun. 30, 2013 Financial Covenant [Member]	Jun. 30, 2013 Debt Covenants [Member] USD ($)	Jun. 30, 2013 Term Loan [Member] USD ($)	Jun. 30, 2013 Term Loan [Member] Euro Dollar Margin [Member]	Jun. 30, 2013 Senior Notes [Member] Significant Other Observable Inputs (Level 2) [Member] USD ($)	Dec. 31, 2012 Senior Notes [Member] Significant Other Observable Inputs (Level 2) [Member] USD ($)	Feb. 28, 2013 Term Loan [Member] USD ($)	Jun. 30, 2013 Term Loan [Member] USD ($)	Feb. 28, 2013 Term Loan [Member] Senior Secured Delayed Draw [Member] USD ($)	Jun. 30, 2013 Term Loan [Member] Senior Secured Delayed Draw [Member] USD ($)	Jun. 30, 2013 Tiwest Joint Venture [Member] USD ($)	Dec. 31, 2012 Tiwest Joint Venture [Member] USD ($)	Jun. 30, 2012 Tiwest Joint Venture [Member]	Dec. 31, 2011 Tiwest Joint Venture [Member]	Mar. 31, 2011 Tiwest Joint Venture [Member]	Jun. 30, 2013 Exxaro [Member] USD ($)	Dec. 31, 2012 Exxaro [Member] USD ($)	Dec. 31, 2012 Kwinana Facility Asset Based Lending Facility	Dec. 31, 2012 Maximum [Member] USD ($)	Jun. 30, 2013 Maximum [Member] UBS Revolver [Member] USD ($)	Dec. 31, 2012 Maximum [Member] UBS Revolver [Member] USD ($)	Dec. 31, 2012 Maximum [Member] Wells Revolver	Feb. 14, 2011 Maximum [Member] Wells Revolver USD ($)	Jun. 30, 2013 Maximum [Member] Co-generation Unit Financing Arrangement [Member] USD ($)	Dec. 31, 2012 Minimum [Member] UBS Revolver [Member]	Jun. 30, 2013 Minimum [Member] Term Loan [Member]
Debt Instrument [Line Items]
Principal borrowing amount												900,000,000	$ 106,000,000	900,000,000	$ 92,000,000																																							$ 300,000,000	$ 300,000,000		$ 125,000,000
Borrowing base									275,000,000	221,000,000
Borrowings												250,000,000	54,000,000	450,000,000	30,000,000
Short-Term Borrowings				30,000,000									30,000,000	250,000,000
Amount of exit facility																									550,000,000		150,000,000
Net original Issue discount	11,000,000	11,000,000		6,000,000				5,000,000														7,000,000	7,000,000				7,000,000
Debt issuance cost				17,000,000						7,000,000			1,000,000															17,000,000				18,000,000
Principal amount percent																											1.00%
Debt issuance costs paid				12,000,000	5,000,000																								12,000,000	5,000,000
Amount of exit facility																										150,000,000
Payments made during the year				3,000,000																																					149,000,000
Proceeds from borrowings		945,000,000	777,000,000																							150,000,000																	150,000,000
Loss on extinguishment of debt		(4,000,000)																																										4,000,000
Proceeds from senior secured term loan		1,500,000,000
Senior secured term loan, Maturity Date		2020-03
Original Issue discount, percent		0.50%
Allocated unamortized original issue discount and debt issuance costs, amortization	20,000,000	20,000,000						16,000,000																																		11,000,000
Borrowings	696,000,000	696,000,000						547,000,000		30,000,000
Additional Percentage margin of LIBOR rate					1.00%								3.50%	3.50%																				3.25%			2.50%	3.50%																	1.00%				0.50%
Interest Rate																																																												1.00%
Base Rate																																																												2.00%
Minimum Interest rate, applicable margin																																					1.00%
Aggregate principal amount issued	900,000,000	900,000,000		900,000,000
Senior notes percentage due 2020		6.375%		6.375%
Senior notes bear interest rate sold at par value	6.375%	6.375%		6.375%
Additional debt amount																																													8,000,000	8,000,000				6,000,000	6,000,000
Investment in joint venture operation				50.00%																																									100.00%	100.00%	100.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Interest accrual rate	6.50%	6.50%		6.50%
Principal Repayment																		1,000,000	2,000,000	1,000,000																																						1,000,000
Weighted average interest rate	17.00%	17.00%		17.00%
Net assets recorded under capital leases	7,000,000	7,000,000		9,000,000
Lease Financing	1,000,000	1,000,000																																																			1,000,000
Payments on capital leases
Fair value of term loan							1,513,000,000																	709,000,000															852,000,000	910,000,000
Leverage ratio																																			2
Payment of dividend																																				$ 0.25
Variable Rate description				LIBOR rate for a one-month period plus 1%
Percentage margin of federal funds rate										0.50%																							4.00%	2.25%
Applicable margin ranges for borrowings										1.50%
Borrowings at the adjusted LIBOR rate										2.00%
Amortization expense										1,000,000			1,000,000
Repayments													24,000,000	200,000,000
Maturity date of senior secured asset-based revolving credit agreement									Jun. 18, 2017		Jun. 14, 2017	Jun. 14, 2017							Feb. 01, 2016		Feb. 01, 2016	Feb. 08, 2018	Feb. 08, 2018									Aug. 15, 2020	Oct. 21, 2015				Mar. 19, 2020																			Feb. 14, 2015
Fees incurred in connection with refinancing																4,000,000
Borrowings																30,000,000	39,000,000
Short-term debt acquired in connection with the transaction, repaid throughout the year				75,000,000
Fair value of secured notes																							709,000,000								910,000,000
Proceeds from Senior Notes expected to be used for returns of shareholder capital, including share buybacks				326,000,000
Amortization expense, debt issuance cost				1,000,000
Increase or decrease based on the Company's public credit rating																							0.25%
Amount of exit facility						425,000,000													16,000,000		16,000,000	700,000,000	700,000,000									900,000,000	425,000,000				1,500,000,000
Percentage of stated rate used to calculate base rate under condition three																																	3.00%
Percentage of stated rate used to calculate Eurodollar rate under condition two																																	2.00%
Repayment in connection with refinancing																																	421,000,000
Principal Repayment	9,000,000	9,000,000		11,000,000																	2,000,000
Requirement to maintain minimum fixed charge coverage ratio										1
Amount of excess availability under condition one to maintain minimum fixed charge coverage ratio										$ 20,000,000
Condition two to maintain minimum fixed charge coverage ratio										10% of the lesser of (x) the aggregate commitments in effect at such time and (y) the borrowing base
Description of period to maintain to minimum fixed charge coverage ratio										Preceding 60 consecutive days, borrowing availability would have been at all times greater than the greater of (i) $20 million and (ii) 10% of the aggregate commitments in effect at such time